Revolving Credit Facilities and Long-Term Debt (Details) (USD $)	1 Months Ended	9 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Apr. 30, 2014	Dec. 27, 2014	Dec. 27, 2014	Mar. 29, 2014	Nov. 05, 2014	Nov. 04, 2014	Oct. 01, 2012	Aug. 31, 2012	Mar. 30, 2013	Apr. 15, 2014	Apr. 14, 2014	May 31, 2013	Dec. 11, 2011	Apr. 13, 2014	Sep. 23, 2013
Revolving credit facilities and long-term debt
Outstanding balance of credit facilities		$ 32,043,000	$ 32,043,000	$ 28,624,000					$ 18,910,000
Dividends paid	41,300,000	41,300,000
Revolving credit facility (PNC Bank, N.A.)
Revolving credit facilities and long-term debt
Borrowing capacity								35,000,000		70,000,000	60,000,000	60,000,000
Threshold percentage of the maximum borrowing capacity, at which different percentage points added to the variable rate or reference rate to compute the final interest rate on the debt instrument will apply				60.00%
Outstanding balance of credit facilities		32,000,000	32,000,000	28,600,000
Amount available to borrow		38,000,000	38,000,000	2,800,000
Interest Expense		1,500,000	900,000
Revolving credit facility (PNC Bank, N.A.) | Federal funds open rate
Revolving credit facilities and long-term debt
Percentage points added to the reference rate to compute the variable rate		0.50%		0.50%
Revolving credit facility (PNC Bank, N.A.) | LIBOR rate
Revolving credit facilities and long-term debt
Description of variable rate basis				one month LIBOR
Percentage points added to the reference rate to compute the variable rate				1.00%
Revolving credit facility (PNC Bank, N.A.) | Eurodollar rate
Revolving credit facilities and long-term debt
Description of variable rate basis				one, two, three or six months
Revolving credit facility (PNC Bank, N.A.) | One-month LIBOR rate
Revolving credit facilities and long-term debt
Description of variable rate basis		one month LIBOR
Percentage points added to the reference rate to compute the variable rate		1.00%
Revolving credit facility (PNC Bank, N.A.) | Borrowings less than 60% of the maximum borrowing capacity
Revolving credit facilities and long-term debt
Percentage added to the variable rate to compute the final interest rate				0.75%
Revolving credit facility (PNC Bank, N.A.) | Borrowings less than 60% of the maximum borrowing capacity | Highest of the bank's public lending rate or prime rate
Revolving credit facilities and long-term debt
Percentage added to the variable rate to compute the final interest rate		0.75%
Revolving credit facility (PNC Bank, N.A.) | Borrowings less than 60% of the maximum borrowing capacity | LIBOR rate
Revolving credit facilities and long-term debt
Percentage added to the variable rate to compute the final interest rate		0.75%
Revolving credit facility (PNC Bank, N.A.) | Borrowings less than 60% of the maximum borrowing capacity | Eurodollar rate
Revolving credit facilities and long-term debt
Percentage points added to the reference rate to compute the variable rate		0.75%		0.75%
Revolving credit facility (PNC Bank, N.A.) | Borrowings greater than 60% of the maximum borrowing capacity
Revolving credit facilities and long-term debt
Percentage added to the variable rate to compute the final interest rate				1.00%
Revolving credit facility (PNC Bank, N.A.) | Borrowings greater than 60% of the maximum borrowing capacity | Highest of the bank's public lending rate or prime rate
Revolving credit facilities and long-term debt
Percentage added to the variable rate to compute the final interest rate		1.00%
Revolving credit facility (PNC Bank, N.A.) | Borrowings greater than 60% of the maximum borrowing capacity | LIBOR rate
Revolving credit facilities and long-term debt
Percentage added to the variable rate to compute the final interest rate		1.00%
Revolving credit facility (PNC Bank, N.A.) | Borrowings greater than 60% of the maximum borrowing capacity | Eurodollar rate
Revolving credit facilities and long-term debt
Percentage points added to the reference rate to compute the variable rate		1.00%		1.00%
Borrowings at interest rate one
Revolving credit facilities and long-term debt
Outstanding balance of credit facilities		30,000,000	30,000,000	25,000,000
Line of credit interest rate (as a percent)		1.91%	1.91%	1.91%
Borrowings at interest rate two
Revolving credit facilities and long-term debt
Outstanding balance of credit facilities		2,000,000	2,000,000	3,600,000
Line of credit interest rate (as a percent)		4.00%	4.00%	4.00%
Letter of Credit
Revolving credit facilities and long-term debt
Current borrowing capacity													5,000,000
Borrowing capacity												10,000,000
$130 million term loan due May 2019 (Golub Capital LLC)
Revolving credit facilities and long-term debt
Principal amount											130,000,000			99,200,000	100,000,000
Outstanding balance of loan		47,400,000	47,400,000	99,500,000
Periodic payment		119,953		250,000
Required payment frequency		quarterly
LIBOR floor rate					1.00%	1.25%
Effective interest rate (as a percent)		6.75%	6.75%	7.00%
Interest Expense		6,000,000	1,400,000	5,900,000
Percentage of excess cash flow receipts required to be used to make prepayments of outstanding loan				50.00%
Threshold amount of voluntary prepayments, above which early termination fees will apply		10,000,000		10,000,000
Number of events of default occurred		0	0	0
Interest rate (as a percent)					6.75%	7.00%
Repayments of loan					81,900,000
$130 million term loan due May 2019 (Golub Capital LLC) | Interest expense
Revolving credit facilities and long-term debt
Pre-payment penalty			600,000
Amortization of deferred loan fees			1,700,000
$130 million term loan due May 2019 (Golub Capital LLC) | Highest of the bank's public lending rate or prime rate
Revolving credit facilities and long-term debt
Percentage added to the variable rate to compute the final interest rate		4.75%		4.75%
$130 million term loan due May 2019 (Golub Capital LLC) | Federal funds open rate
Revolving credit facilities and long-term debt
Percentage added to the variable rate to compute the final interest rate		4.75%		4.75%
Percentage points added to the reference rate to compute the variable rate		0.50%		0.50%
$130 million term loan due May 2019 (Golub Capital LLC) | LIBOR rate
Revolving credit facilities and long-term debt
Description of variable rate basis		one, two, three, six, or, if available to all lenders, nine or 12 months		one, two, three, six, or, if available to all lenders, nine or 12 months
Percentage added to the variable rate to compute the final interest rate				5.75%
Percentage points added to the reference rate to compute the variable rate		5.75%		1.25%
LIBOR floor rate		1.00%				1.25%
$130 million term loan due May 2019 (Golub Capital LLC) | One-month LIBOR rate
Revolving credit facilities and long-term debt
Description of variable rate basis		one month LIBOR		one-month LIBOR
Percentage added to the variable rate to compute the final interest rate		4.75%		4.75%
Percentage points added to the reference rate to compute the variable rate		1.00%		1.00%
LIBOR floor rate		1.25%		1.25%
$20 million term loan (PNC Bank, N.A.)
Revolving credit facilities and long-term debt
Principal amount								20,000,000
Periodic payment							166,667
Required payment frequency							monthly
Interest rate (as a percent)								7.50%
Senior subordinated term loans (related party term loans)
Revolving credit facilities and long-term debt
Principal amount													25,000,000
Outstanding balance of loan									50,500,000
Interest rate (as a percent)													12.50%
Additional borrowings								25,500,000
Golub Loan and PNC Line of Credit
Revolving credit facilities and long-term debt
Deferred loan fees		4,100,000	4,100,000	3,400,000
Remaining balance of deferred loan fees		1,400,000	1,400,000	2,900,000
Contractual maturities
2016		120,000	120,000	1,000,000
2017		480,000	480,000	1,000,000
2018		480,000	480,000	1,000,000
2019		480,000	480,000	1,000,000
2020		32,523,000	32,523,000	29,624,000
Thereafter		45,408,000	45,408,000	94,500,000
Total		$ 79,491,000	$ 79,491,000	$ 128,124,000